Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2017
Registrant Name	dei_EntityRegistrantName	BLACKROCK MID CAP VALUE OPPORTUNITIES SERIES INC.
Central Index Key	dei_EntityCentralIndexKey	0000918848
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 26, 2017
Document Effective Date	dei_DocumentEffectiveDate	May 31, 2017
Prospectus Date	rr_ProspectusDate	May 31, 2017